Other Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) LegalProceeding
Schedule Of Commitments And Contingencies [Line Items]
Number of legal proceedings pending | LegalProceeding	0
Emmis
Schedule Of Commitments And Contingencies [Line Items]
Management agreement date	Nov. 25, 2021
Emmis | Employee Leasing Agreement Termination
Schedule Of Commitments And Contingencies [Line Items]
Assumed employment contracts | $	$ 2.9